LOSS PER SHARE (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 shares
Loss Per Share 1	525,621
Loss Per Share 2	1,425,416
Loss Per Share 3	899,795
Loss Per Share 4	98,741